Payable To Investors Of Consolidated Structured Entities - Summary of Payable To Investors of Consolidated Structured Entities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable to investors of consolidated trust plans	¥ 42,795,624	¥ 76,928,749	¥ 176,306,641
Payable to other funding partners	0	2,482,958	0
Payable to investors of consolidated wealth management plans	0	46,560	45,692
Total	¥ 42,795,624	¥ 79,458,267	¥ 176,352,333	¥ 194,250,107